Summary of Principal Accounting Policies (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted cash
Restricted cash accounts	$ 2,748,976	$ 2,581,801
Secondary real estate brokerage services
Restricted cash
Restricted cash accounts	2,589,880	1,706,426
Primary real estate agency services
Restricted cash
Restricted cash accounts	$ 159,096	$ 875,375